Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Current taxes
Domestic	₨ 18,500		₨ 21,089	₨ 20,221
Foreign	7,834		5,412	5,536
Current taxes	26,334		26,501	25,757
Deferred taxes
Domestic	3		(63)	(506)
Foreign	(3,947)		(1,225)	115
Deferred taxes	(3,944)		(1,288)	(391)
Income tax expense	₨ 22,390	$ 344	₨ 25,213	₨ 25,366